Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2015:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,684,623	¥42,049	¥145,671	¥7,524	¥941,477	¥5,537,704	¥10,198
Investment funds	3,436,571	1,198	183,401	3,033,831	13,481	—	204,660
Special purpose entities created for structured financing	235,840	—	3,752	—	—	206,652	25,436
Repackaged instruments	52,664	—	—	37,664	—	—	15,000
Securitization of the MUFG Group’s assets	1,351,762	—	—	—	—	1,320,562	31,200
Trust arrangements	1,760,389	—	8,591	752	130,960	1,600,302	19,784
Others	58,924	260	692	—	62	31,801	26,109

Total consolidated assets before elimination	13,580,773	43,507	342,107	3,079,771	1,085,980	8,697,021	332,387
The amounts eliminated in consolidation	(1,939,630)	(42,267)	(290,971)	(10,474)	(8,706)	(1,581,132)	(6,080)

Total consolidated assets	¥11,641,143	¥1,240	¥51,136	¥3,069,297	¥1,077,274	¥7,115,889	¥326,307

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,742,899	¥—	¥5,523,847	¥698,500	¥520,552
Investment funds	251,932	—	—	—	251,932
Special purpose entities created for structured financing	133,220	—	373	123,203	9,644
Repackaged instruments	52,561	—	—	51,246	1,315
Securitization of the MUFG Group’s assets	1,327,025	—	22,600	1,303,665	760
Trust arrangements	1,753,476	1,734,749	—	—	18,727
Others	58,162	—	29,791	28,316	55

Total consolidated liabilities before elimination	10,319,275	1,734,749	5,576,611	2,204,930	802,985
The amounts eliminated in consolidation	(4,118,306)	—	(2,685,675)	(1,411,562)	(21,069)
The amount of liabilities with recourse to the general credit of the MUFG Group	(4,955,184)	(1,734,749)	(2,841,342)	(35)	(379,058)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥1,245,785	¥—	¥49,594	¥793,333	¥402,858

Consolidated VIEs	Consolidated assets
At March 31, 2016:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,262,291	¥53,051	¥61,770	¥16,674	¥1,304,254	¥5,819,188	¥7,354
Investment funds	2,206,443	—	86,802	2,024,839	202	—	94,600
Special purpose entities created for structured financing	255,692	—	5,274	—	—	192,898	57,520
Repackaged instruments	16,963	—	—	16,963	—	—	—
Securitization of the MUFG Group’s assets	1,164,406	—	—	—	—	1,140,164	24,242
Trust arrangements	7,131,055	—	1,368	1,108	133,909	6,979,432	15,238
Others	25,024	295	724	—	58	23,861	86

Total consolidated assets before elimination	18,061,874	53,346	155,938	2,059,584	1,438,423	14,155,543	199,040
The amounts eliminated in consolidation	(7,188,415)	(51,937)	(103,411)	(11,545)	(54,786)	(6,960,848)	(5,888)

Total consolidated assets	¥10,873,459	¥1,409	¥52,527	¥2,048,039	¥1,383,637	¥7,194,695	¥193,152

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,274,698	¥—	¥5,560,088	¥1,097,088	¥617,522
Investment funds	37,031	—	—	—	37,031
Special purpose entities created for structured financing	151,725	—	562	144,047	7,116
Repackaged instruments	16,974	—	—	16,000	974
Securitization of the MUFG Group’s assets	1,139,762	—	21,400	1,117,834	528
Trust arrangements	7,122,766	7,108,450	—	—	14,316
Others	24,214	—	22,106	2,071	37

Total consolidated liabilities before elimination	15,767,170	7,108,450	5,604,156	2,377,040	677,524
The amounts eliminated in consolidation	(4,415,123)	(1,315)	(2,705,460)	(1,682,442)	(25,906)
The amount of liabilities with recourse to the general credit of the MUFG Group	(10,482,835)	(7,107,135)	(2,860,804)	(3,198)	(511,698)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥869,212	¥—	¥37,892	¥691,400	¥139,920

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2015:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥22,827,459	¥4,459,028	¥3,332,345	¥2,942	¥642,804	¥2,686,599	¥—	¥15	¥15
Investment funds	49,772,806	1,353,062	1,216,788	174,845	513,659	517,094	11,190	—	—
Special purpose entities created for structured financing	39,438,674	4,528,826	3,337,220	343,966	100,428	2,867,265	25,561	13	13
Repackaged instruments	11,793,462	2,756,196	2,544,899	360,937	1,821,302	362,660	—	—	—
Others	48,391,273	3,415,733	2,549,718	140,185	114,720	2,294,813	—	269	269

Total	¥172,223,674	¥16,512,845	¥12,980,970	¥1,022,875	¥3,192,913	¥8,728,431	¥36,751	¥297	¥297

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2016:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥24,365,580	¥5,084,901	¥3,911,356	¥3,339	¥986,655	¥2,921,362	¥—	¥300	¥300
Investment funds	24,677,641	1,303,413	1,164,069	194,167	613,109	346,883	9,910	—	—
Special purpose entities created for structured financing	38,385,274	4,396,638	3,189,575	333,681	93,104	2,746,549	16,241	1,403	1,403
Repackaged instruments	9,276,260	2,425,336	2,240,054	430,688	1,415,883	393,483	—	—	—
Others	51,393,909	3,451,974	2,687,789	123,610	66,995	2,442,713	54,471	773	773

Total	¥148,098,664	¥16,662,262	¥13,192,843	¥1,085,485	¥3,175,746	¥8,850,990	¥80,622	¥2,476	¥2,476